CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / LOSS
Loss for the year	$ (408,265)	$ (608,455)	$ (181,208)
Currency translation differences, arisen from translating foreign activities	(3,048)	162,273	(8,587)
Fair value gain/(loss) on investments in equity instruments designated as at FVTOCI	(39,290)
Other comprehensive loss, net of income tax	(42,338)	162,273	(8,587)
Total comprehensive loss attributable to:
Owners of the parent	$ (450,603)	$ (446,182)	$ (189,795)